Indebtedness to related parties (Details) € in Thousands						12 Months Ended				36 Months Ended
	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Nov. 03, 2022	Oct. 01, 2019 USD ($)	Apr. 01, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Related parties
Debt, noncurrent						$ 989,000				$ 989,000	€ 842
Long-Term Debt, Current Maturities						689,000				689,000	€ 586
Interest expense						67,028		$ 14,563	$ 4,884	86,474
Accounts payable						16,818,000		10,073,000		16,818,000
Receivables						12,944,000		3,825,000		12,944,000
Repayment of debt						2,377,000
Cash paid for interest						29,000
Related party
Related parties
Debt, noncurrent								3,105,000
Receivables						8,656,000		223,000		8,656,000
WISeCoin AG | Related party
Related parties
Proceeds from related party				$ 2,750,000	$ 250,000
Interest rate			2.50%	3.00%	3.00%
WISeKey SA | Related party
Related parties
Debt, noncurrent								3,105,300
Long-Term Debt, Current Maturities								3,008,775
Interest expense								82,493
Accounts payable						2,180,054		$ 2,388,441		2,180,054
Receivables						81,000				81,000
Repayment of debt						2,750,000
Cash paid for interest						403,420
Interest payable						305,700				305,700
WISeKey SA | Debt Remission | Related party
Related parties
Debt remission amount												$ 5,871,714	€ 5,000
Debt write off	$ 2,191,282	€ 2,000
Repayment of debt						3,519,346	€ 3,000
WISeKey and its Affiliates | Related party
Related parties
Receivables						$ 8,656,171				$ 8,656,171